Organization and Principal Activities - Scheule of VIEs Reported Consolidated Statements of Operations and Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 15,821,980	$ 7,781,686
Cost of revenues	380,072	235,152
Total operating expenses	1,594,108	1,724,751
Net income	13,888,767	5,612,025
Variable Interest Entity [Member]
Revenues	15,821,980	7,781,686
Cost of revenues	380,072	235,152
Total operating expenses	1,555,571	1,724,607
Net income	$ 13,920,490	$ 5,612,168